Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
Summary of Plan's Investments Measured at Fair Value on Recurring Basis
The following table sets forth by level, within the fair value hierarchy, a summary of the Plan’s investments measured at fair value on a recurring basis as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
MillerKnoll, Inc. common stock	$36,017,630	$—	$—	$36,017,630
Mutual funds	215,140,970	—	—	215,140,970
Other investments measured at NAV (a)	—	—	—	1,289,824,400
Total investments at fair value	$251,158,600	$—	$—	$1,540,983,000

The following table sets forth by level, within the fair value hierarchy, a summary of the Plan’s investments measured at fair value on a recurring basis as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
MillerKnoll, Inc. common stock	$41,279,551	$—	$—	$41,279,551
Mutual funds	281,567,020	—	—	281,567,020
Other investments measured at NAV (a)	—	—	—	1,095,131,915
Total investments at fair value	$322,846,571	$—	$—	$1,417,978,486
(a) In accordance with subtopic 820-10, certain investments that are measured at fair value using the NAV per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Net Assets Available for Benefits.